CONSOLIDATED FINANCIAL STATEMENT DETAILS - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 45,097	$ 53,415	$ 48,483
Allowance for doubtful accounts	(559)	(532)	(428)
Allowance for credit provisions	(970)	(1,268)
Accounts receivable, net	44,538	$ 51,615	$ 48,055	$ 41,712	$ 51,044	$ 57,439	$ 52,895	$ 47,841	$ 42,358
Cumulative Effect, Period of Adoption, Adjusted Balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 46,067